Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	¥ 58,292		¥ 54,617
Less: Accumulated depreciation and amortization	(54,069)		(52,798)
Total Property, equipment and software, net	4,223	$ 581	1,819
Buildings [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	3,752		1,158
Leasehold Improvements [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	46,310		46,310
Furniture and office equipment [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	3,010		2,547
Motor vehicles [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	1,975		1,357
Software [Member]
Schedule of Property, Equipment and Software, Net [Line Items]
Total Property, equipment and software	¥ 3,245		¥ 3,245